Related Party Transactions - Schedule Of Revenue Received From Major Related Parties (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues:
Revenue from Related Parties	¥ 2,367	$ 371	¥ 2,846	¥ 3,032
Related Party A
Revenues:
Revenue from Related Parties	315	49	204	627
Related Party B
Revenues:
Revenue from Related Parties	888	139	678	731
Related Party E
Revenues:
Revenue from Related Parties	126	20	949	280
Other Investees
Revenues:
Revenue from Related Parties	¥ 1,038	$ 163	¥ 1,015	¥ 1,394